Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000
Previously Paid Amount	0
Total Fee Amount	207,150
Total Offset Amount
Net Fee	$ 207,150